Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Schedule of accrued liabilities

Accrued liabilities consist of the following (in thousands):

	September 30,	December 31,
	2022	2021
Accrued legal fees(1)	$4,272	$1,517
Accrued professional fees(1)	100	866
Accrued liabilities	410	774
Accrued sales and business taxes	176	241
Accrued cost of revenue	152	236
Customer refund liability	—	205
Warranty liability	55	54
Other accrued liabilities	30	78
Total accrued expenses	$5,195	$3,971
(1)	These accrued legal and professional fees relate to the merger transaction, as discussed in Note 1 – Organization.

Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2021	2020
Accrued legal fees(1)	$1,517	$—
Accrued professional fees	866	—
Accrued liabilities	774	414
Accrued sales and business taxes	241	267
Accrued cost of revenue	236	—
Customer refund liability	205	80
Warranty liability	54	56
Other accrued liabilities	78	116
Total accrued expenses	$3,971	$933
(1)	These accrued legal fees relate to the merger transaction, as discussed in Note 1 — Organization.